Investments in affiliates and investments in available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet
	December 31, 2018				December 31, 2017
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Cash and cash equivalents, including restricted cash	$61,455	$46,609	$19,160	$27,544	$29,933	$86,458	$19,185	$16,882	$14,501
Current assets	111,112	103,978	22,732	33,479	60,306	119,733	22,417	28,403	21,371
Non-current assets	1,203,021	1,523,406	139,955	195,805	1,244,996	1,453,048	145,940	195,784	245,440
Current liabilities	52,333	92,159	83,059	39,150	54,247	74,618	21,284	25,805	49,559
Long- term debt including current portion, net	507,485	1,205,837	64,818	99,153	493,463	1,065,369	75,472	109,223	119,033
Non-current liabilities	485,047	1,154,873	61,035	168,195	483,345	1,035,688	125,283	164,276	76,534

Financial information of affiliate companies, income statement
	December 31, 2018				December 31, 2017					December 31, 2016
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$231,361	$187,946	$34,885	$49,870	$211,652	$227,288	$37,468	$38,633	$39,188	$190,524	$290,245	$40,589	$30,893
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(13,081)	$(82,233)	$(22,881)	$(12,899)	$(15,090)	$(75,153)	$(20,778)	$22,749	$2,638	$(52,549)	$59,715	$(2,174)	$(25,062)
Net (loss)/ income	$(13,081)	$(82,233)	$(3,197)	$(12,169)	$(15,090)	$(75,153)	$9,762	$(9,086)	$2,638	$(52,549)	$59,715	$16,137	$(34,059)